Capital structure and financing - C.7.4. Call and put options (Details) $ in Millions, $ in Billions	Oct. 12, 2023 COP ($)	Oct. 12, 2023 USD ($)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Put option liability			$ 79
Tigo-UNE
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in joint venture	50.00%	50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 300	$ 74
Undiscounted cash outflow required to repurchase derecognised financial assets	$ 330